Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	Goodwill

At January 1, 2024	$29,170
Recognized on acquisition of a subsidiary	8,194
At December 31, 2024 and January 1, 2025	37,364
Eliminated on disposal of a subsidiary	(29,170)
Impairment loss recognized	(6,815)
At December 31, 2025	$1,379
Impairment tests for cash-generating units (“CGU”) containing goodwill
The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.
E-commerce and retail logistics for sports distribution business within the consumer health segment
The goodwill associated with e-commerce and retail logistics for sports distribution business within the consumer health segment arose when that business was acquired by the Group on August 9, 2024. It comprises of a CGU responsible for the related operations based in the United States.
Cancer genetic testing services within the diagnostics segment
The goodwill associated with cancer genetic testing services within the diagnostics segment arose when that business was acquired by the Group on December 30, 2022. It comprises of a CGU responsible for the related operations based in Hong Kong, Taiwan and Thailand.
Sales of medical diagnostics products within the diagnostics segment
The goodwill associated with sales of medical diagnostics products within the diagnostics segment arose when that business was acquired by the Group on December 30, 2022. It represents a CGU responsible for the related operations based in the United Kingdom. Following the disposal of the medical diagnostics product business in the United Kingdom during 2023, the associated goodwill has been derecognized in its entirety as of the disposal date.
The carrying amount of goodwill has been allocated to CGUs as follows:

	2025	2024
E-commerce and retail logistics for sports distribution business within the consumer health segment	$1,379	$8,194
Cancer genetic testing services within the diagnostics segment	—	28,319
Sales of medical diagnostics products within the diagnostics segment	—	851
	$1,379	$37,364
CGUs of e-commerce and retail logistics for sports distribution business
At December 31, 2024, the recoverable amount of the CGU of e-commerce and retail logistics for sports distribution business was determined based on value-in-use calculations. These calculations used cash flow projections based on financial budgets approved by management covering five years period and pre-tax discount rate of 18.1%. Cash flows beyond the forecast period were extrapolated using a steady 3.0% growth rate. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and were based on historical data from external and internal sources. The recoverable amounts of the CGUs of e-commerce and retail logistics for sports distribution based on the estimated value-in-use calculations was higher than the carrying amounts of the respective CGUs. Accordingly, the management of the Group considered no impairment for goodwill.
At December 31, 2025, the CGU of e-commerce and retail logistics for sports distribution business was determined to be impaired and goodwill of $6,815 was recognized in profit or loss. The recoverable amount of the CGU of e-commerce and retail logistics for sports distribution business based on fair value less costs of disposal, reflecting management’s strategic decision during the year to divest the business as set out in note 39.
Fair value less costs of disposal was determined using valuation techniques based on market participant assumptions. The valuation incorporated a probability-weighted assessment of expected future consideration, including both fixed and contingent share consideration linked to the achievement of specified performance milestones. The contingent share consideration is subject to multiple operational and commercial performance targets, including shipment volume–based targets and referral revenue generated under post-closing arrangements. The valuation therefore required management to estimate the likelihood of achieving the relevant milestones and the associated expected value of consideration.
Management also considered value in use based on cash flow projections derived from financial budgets approved by management covering five years period, using a pre-tax discount rate of 18.1% and a terminal growth rate of 3.0%. However, the value in use calculation resulted in a lower recoverable amount compared to fair value less costs of disposal, and accordingly fair value less costs of disposal was used as the recoverable amount.
The determination of the recoverable amount involved significant judgement, particularly in assessing the appropriate valuation methodology and estimating key assumptions, including the probability of achieving performance milestones and the expected timing and amount of consideration. Changes in these assumptions could result in a material change in the impairment assessment.
Based on the assessment, the recoverable amount of the CGU was determined to be lower than its carrying amount, and accordingly an impairment loss was recognized.
CGUs of cancer genetic testing services and sales of medical diagnostics products
At December 31, 2024, the recoverable amounts of the CGU of cancer genetic testing services and the CGU of sales of medical diagnostics products were determined based on value-in-use calculations. These calculations used cash flow projections based on financial budgets approved by management covering a five years period and pre-tax discount rate of 20.0% and 17.0%. The projections for periods greater than five years have been used on the basis that a longer projection period facilitates a comprehensive evaluation of the future prospects and stability of both CGUs, allowing for a thorough consideration of potential technological advancements that could impact the long-term performance. Cash flows beyond the period of five years are extrapolated using a steady growth rate. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and are based on historical data from external and internal sources.
The recoverable amounts of the CGUs of cancer genetic testing services and sales of medical diagnostics products based on the estimated value-in-use calculations were higher than the carrying amounts of the respective CGUs. Accordingly, the management of the Group considered no impairment for goodwill as of December 31, 2024. The management of the Group determines that there is no reasonable possible change in the key parameters that could cause the carrying amount of the groups of CGUs to exceed the recoverable amount.
On October 1, 2025, the Group disposed of the CGUs of cancer genetic testing services and and sales of medical diagnostics products (the “Disposed CGUs”). As a result of the disposal, the Disposed CGUs ceased to be included in the Group’s cash-generating units for impairment assessment purposes subsequent to that date. Up to the disposal date, no impairment loss was recognized prior to disposal as the recoverable amount exceeded the carrying amount of the Disposed CGUs.